Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses and Other Current Assets [Line Items]
Credit losses on receivables		$ 3,200	$ 2,400
Expected credit losses for prepaid expenses				$ 11,200
Prepaid expenses	[1]	7,498	7,386
NWTN [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid expenses		7,300	7,200
VAT [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Credit losses on receivables		$ 600

[1]	Prepaid expenses primarily consisted of directors’ and officers’ insurance expenses to be amortized within a year and prepaid commission expenses for financing and marketing services, advance payment for the potential investment or acquisition as of June 30, 2025 and December 31, 2024. As of December 31, 2023, the Group recorded impairment losses for the prepaid expenses of US$11.2 million based on the management’ estimation of the recoverability, considering the suspension of certain business operations and the uncertainty regarding the ability to reclaim the prepaid expenses. As of June 30, 2025 and December 31, 2024, the Group recorded impairment losses for prepaid expenses of US$7.3 million and US$7.2 million, respectively, based on the management’ estimation of the recoverability.